Taxes	12 Months Ended
Dec. 31, 2020
Taxes
Taxes

Note 19 – Taxes

Prepaid taxes

Prepaid taxes as of December 31, 2020 and 2019 consist of the following:

	December 31, 2020	December 31, 2019
Prepaid corporation income tax	$—	$356,121
Prepaid value-added tax	1,046,667	2,040,228

Total	$1,046,667	$2,396,349

Taxes Payable

Taxes payable as of December 31, 2020 and 2019 consist of the following:

	December 31,	December 31,
	2020	2019

Corporation income tax payable	$415,488	$—
Other tax payable	155,866	102,704

Total	$571,354	$102,704

Corporation Income Tax (“CIT”)

Tantech BVI was incorporated in the BVI and is not subject to income taxes under the current laws of BVI.

USCNHK and Euroasia are holding companies registered in Hong Kong and has no operating profit for tax liabilities.

Tantech Bamboo was registered in the PRC and is subject to corporate income tax at a reduced rate of 15% starting from 2008 when it was approved by local government as a high-tech company.

Tantech Bamboo did not renew the high-tech certificate for fiscal 2020 and subject to corporate tax rate of 25% for the year 2020. Shangchi Automobile was approved by local government as a high –tech company on December 7, 2017 and renewed on December 2, 2020. Shangchi Automobile was subject to income tax rate of 15%.

Tantech Bamboo, Lishui Tantech, Shenzhen Yimao, Jiamu, Jiyi, Wangbo, Tantech Charcoal, Zhejiang Shangchi, Lishui Smart and Tanbo Tech are all subject to income tax at unified rate of 25% for the year ended December 31, 2020.

The impact of the tax holidays noted above decreased foreign taxes by $nil,  $381,033 and $158,424 for the years ended December 31, 2020, 2019 and 2018, respectively. The benefit of the tax holidays on net income (loss) per share (basic and diluted) was $nil,  $0.01 and $0.01 for the years ended December 31, 2020, 2019 and 2018, respectively.

The following table reconciles PRC statutory rates to the Company’s effective tax rates for the years ended December 31, 2020, 2019 and 2018:

	Years ended December 31,
	2020	2019	2018
Statutory PRC income tax rate	25%	25%	25%
Favorable tax rate impact	(14)%	(11)%	(8)%
Permanent difference and others	(5)%	4%	(1)%
Changes of deferred tax assets valuation allowances	0%	(22)%	35%
Total	6%	(4)%	51%

The income tax expense (credit) consisted of the following:

	Years ended December 31,
	2020	2019	2018
Current	$1,188,136	$529,162	$1,031,158
Deferred	(1,799,791)	(165,500)	—
Total	$(611,655)	$363,662	$1,031,158

Significant components of deferred tax assets and liabilities are as follows:

	December 31,	December 31,
	2020	2019
Deferred tax assets:
Allowance for doubtful accounts and other reserves and impairments	$4,464,601	$4,426,306
Valuation allowance	(4,464,601)	(4,426,306)
Total	$—	$—

Deferred tax liability:
Increase in fair value of intangible assets acquired through acquisition	$1,905,442	$1,949,004
Impairment of intangible assets acquired through acquisition	(1,905,442)	(164,129)
Total	$—	$1,784,875

At December 31, 2020 and 2019, the Company has provided full valuation allowance for deferred tax assets that the Company estimated the Company could not realize due to expected future operating loss in certain entities. As of December 31, 2020 and 2019, the valuation allowance was $4,464,601 and $4,426,306, respectively. The Company’s management reviews this valuation allowance periodically and makes adjustments as necessary.